Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Schedule of Borrowings [Line Items]
Borrowings		$ 360,159	$ 208,127
Current		359,684	208,127
Non-current		475
Total		360,159	208,127
Promissory note [Member]
Schedule of Borrowings [Line Items]
Borrowings	[1]	14,990	14,907
August 2024 convertible senior notes [Member]
Schedule of Borrowings [Line Items]
Borrowings	[2]	2,783	32,503
November 2024 convertible senior notes [Member]
Schedule of Borrowings [Line Items]
Borrowings	[3]	172,956	160,717
June 2025 convertible senior notes [Member]
Schedule of Borrowings [Line Items]
Borrowings	[4]	151,947
Bank Loans [Member]
Schedule of Borrowings [Line Items]
Borrowings		$ 17,483

[1]	Promissory note
[2]	August 2024 convertible senior notes
[3]	November 2024 convertible senior notes
[4]	June 2025 convertible senior notes